UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Florida Municipal Money Fund
	       CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA Florida Municipal Money Fund


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                      Face
                    Amount    Municipal Bonds                                                                           Value
Florida - 97.1%   $  2,750    Broward County, Florida, HFA, M/F Housing Revenue Bonds (Sailboat Bend Artist
                              Lofts Project), VRDN, AMT, 4.05% due 4/15/2038 (i)                                       $    2,750

                     2,400    Broward County, Florida, HFA, M/F Revenue Bonds (Sawgrass Pines Apartments Project),
                              VRDN, AMT, Series A, 4.03% due 11/01/2023 (i)                                                 2,400

                     6,100    Capital Trust Agency, Florida, M/F Housing Revenue Bonds (Portofino Villas Project),
                              VRDN, Series A, 3.97% due 4/15/2036 (e)(i)                                                    6,100

                     1,000    Dade County, Florida, IDA, Exempt Facilities Revenue Refunding Bonds (Florida Power
                              and Light Co.), VRDN, 3.99% due 6/01/2021 (i)                                                 1,000

                     8,000    Eagle Tax-Exempt Trust, Florida State Board of Education, GO, VRDN, Series 2005-3013,
                              Class A, 4.02% due 6/01/2033 (i)                                                              8,000

                     2,475    Eagle Tax-Exempt Trust, Miami-Dade County, Florida, Aviation Revenue Refunding Bonds,
                              VRDN, AMT, Series 2006-0040 Class A, 4.06% due 10/01/2037 (d)(i)                              2,475

                     4,950    Eagle Tax-Exempt Trust, Miami-Dade County, Florida, Aviation Revenue Refunding Bonds,
                              VRDN, AMT, Series 2006-0060 Class A, 4.06% due 10/01/2038 (b)(i)                              4,950

                     5,245    Eclipse Funding Trust, Solar Eclipse Certificates, Florida, VRDN, Series 2006-0035, 4%
                              due 6/01/2034 (g)(i)                                                                          5,245

                     7,085    Flagler County, Florida, School Board, COP, MERLOTS, VRDN, Series D-01, 4.01% due
                              8/01/2023 (f)(i)                                                                              7,085

                     2,800    Florida Housing Finance Corporation, M/F Housing Revenue Bonds (Stuart Pointe
                              Apartments), VRDN, AMT, Series B-1, 4.03% due 4/01/2034 (i)                                   2,800

                     1,825    Florida Housing Finance Corporation, M/F Housing Revenue Bonds (Stuart Pointe
                              Apartments), VRDN, AMT, Series B-3, 4.03% due 4/01/2034 (i)                                   1,825

                     1,000    Florida Housing Finance Corporation, M/F Housing Revenue Refunding Bonds (Charleston
                              Apartments), VRDN, Series I-A, 3.97% due 7/01/2031 (i)                                        1,000

                     5,780    Florida Housing Finance Corporation, M/F Housing Revenue Refunding Bonds (Island Club
                              Apartments), VRDN, Series A, 3.97% due 7/01/2031 (i)                                          5,780


Portfolio Abbreviations


To simplify the listings of CMA Florida Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
CP           Commercial Paper
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
MERLOTS      Municipal Exempt Receipts Liquidity Optional Tenders
M/F          Multi-Family
MSTR         Municipal Securities Trust Receipts
ROCS         Reset Option Certificates
TAN          Tax Anticipation Notes
TOCS         Tender Option Certificates
VRDN         Variable Rate Demand Notes



CMA Florida Municipal Money Fund


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)
                      Face
                    Amount    Municipal Bonds                                                                           Value
Florida           $  6,500    Florida Housing Finance Corporation, M/F Housing Revenue Refunding Bonds (Tuscany
(concluded)                   Lakes Apartments), VRDN, AMT, Series 1, 4.05% due 11/15/2035 (e)(i)                      $    6,500

                    10,200    Florida Local Government Finance Commission, CP, 3.70% due 7/14/2006                         10,200

                     6,025    Florida Local Government Finance Commission, CP, 3.42% due 9/14/2006                          6,025

                     2,075    Florida State Board of Education, Capital Outlay, GO, VRDN, Series A, 5.125% due
                              6/01/2007 (i)(k)                                                                              2,122

                     2,275    Florida State Board of Education, Lottery Revenue Bonds, VRDN, Series C, 5.25% due
                              1/01/2007 (g)(i)                                                                              2,294

                    11,678    Florida State Department of Environmental Protection, Preservation Revenue Bonds,
                              FLOATS, VRDN, Series 722, 4.01% due 7/01/2022 (c)(i)                                         11,678

                     1,300    Florida State Department of Environmental Protection, Preservation Revenue Refunding
                              Bonds, VRDN, Series B, 5% due 7/01/2006 (g)(i)                                                1,300

                     1,500    Florida State Department of Management Services, Revenue Refunding Bonds (Division of
                              Facilities Management), ROCS, VRDN, Series II-R-4079, 4.01% due 9/01/2020 (a)(i)              1,500

                     1,000    Florida State University Financial Assistance Inc., Florida Educational and Athletic
                              Facilities Improvement Revenue Bonds, MSTR, VRDN, Series SGB-44-A, 4.01% due
                              10/01/2031 (a)(i)                                                                             1,000

                     2,050    Gulf Breeze, Florida, Local Government Loan Program Revenue Bonds, VRDN, Series C,
                              3.98% due 12/01/2015 (c)(i)                                                                   2,050

                     4,869    Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, FLOATS,
                              VRDN, AMT, Series 1060, 4.04% due 10/01/2018 (a)(i)                                           4,869

                     4,000    Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Claymore Crossings
                              Apartments), VRDN, AMT, 4.02% due 12/15/2038 (i)                                              4,000

                     4,000    Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Lake Kathy Apartments),
                              VRDN, AMT, 4.03% due 12/15/2039 (i)                                                           4,000

                     9,955    Jacksonville, Florida, CP, 3.60% due 7/20/2006                                                9,955

                    10,000    Jacksonville, Florida, CP, 3.62% due 8/14/2006                                               10,000

                     3,000    Jacksonville, Florida, HFA, M/F Housing Revenue Bonds (Christine Cove Apartments),
                              VRDN, AMT, 4.03% due 9/15/2038 (i)                                                            3,000

                     5,840    Jacksonville, Florida, HFA, M/F Housing Revenue Bonds (Hartwood Apartments), VRDN,
                              AMT, 4.02% due 6/01/2036 (i)(j)                                                               5,840

                     9,970    Jacksonville, Florida, Sales Tax Revenue Bonds, MERLOTS, VRDN, Series B26, 4.01%
                              due 10/01/2027 (g)(i)                                                                         9,970

                     8,585    Lee County, Florida, HFA, M/F Housing Revenue Refunding Bonds (Forestwood Apartments
                              Project), VRDN, Series A, 3.98% due 6/15/2025 (e)(i)                                          8,585

                    16,500    Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds (Memorial
                              Health System), VRDN, Series C, 4.02% due 4/01/2018 (i)                                      16,500

                     1,675    Manatee County, Florida, School District, Sales Tax Revenue Bonds, VRDN, 4% due
                              10/01/2006 (a)(i)                                                                             1,678

                     3,741    Marion County, Florida, IDA, M/F Housing Revenue Refunding Bonds (Chambrel Project),
                              VRDN, 3.97% due 11/15/2032 (e)(i)                                                             3,741

                     6,385    Marion County, Florida, School Board, COP, MERLOTS, VRDN, Series D7, 4.01% due
                              6/01/2025 (a)(i)                                                                              6,385

                     7,500    Miami-Dade County, Florida, Aviation Revenue Refunding Bonds, ROCS, VRDN, AMT, Series
                              II-R-525, 4.05% due 10/01/2037 (d)(i)                                                         7,500

                    13,500    Miami-Dade County, Florida, CP, 3.58% due 7/18/2006                                          13,500

                     3,000    Miami-Dade County, Florida, CP, 3.73% due 7/25/2006                                           3,000

                     3,025    Miami-Dade County, Florida, CP, 3.62% due 8/11/2006                                           3,025

                     4,500    Miami-Dade County, Florida, CP, 3.74% due 8/11/2006                                           4,500

                     3,025    Miami-Dade County, Florida, CP, 3.80% due 8/23/2006                                           3,025

                     7,100    Miami-Dade County, Florida, IDA, Solid Waste Disposal Revenue Refunding Bonds (Florida
                              Power and Light Company Project), VRDN, AMT, 4.03% due 2/01/2023 (i)                          7,100

                     1,965    Miami-Dade County, Florida, Special Obligation Revenue Bonds, TOCS, VRDN, Series Z-12,
                              4.04% due 5/15/2015 (g)(i)                                                                    1,965

                     1,000    Miami-Dade County, Florida, Water and Sewer Revenue Refunding Bonds, VRDN, 3.97% due
                              10/01/2025 (f)(i)                                                                             1,000

                     2,700    Orange County, Florida, CP, 3.60% due 7/11/2006                                               2,700

                    20,050    Orange County, Florida, HFA, M/F Housing Revenue Refunding Bonds (Smokewood/Sun Key
                              Apartments), VRDN, Series A, 4% due 12/01/2022 (i)(j)                                        20,050

                    11,330    Orange County, Florida, Health Facilities Authority Revenue Bonds (Presbyterian
                              Retirement Communities), VRDN, Series B, 4.03% due 11/01/2035 (h)(i)                         11,330

                     5,000    Orange County, Florida, IDA, IDR (Central Florida YMCA Project), VRDN, 4% due
                              12/01/2032 (i)                                                                                5,000

                     4,300    Orange County, Florida, School District, TAN, 4.50% due 9/15/2006                             4,312

                       385    Palm Beach County, Florida, Revenue Bonds (Norton Gallery, Inc. Project), VRDN, 4%
                              due 5/01/2025 (i)                                                                               385

                    17,895    Palm Beach County, Florida, Special Purpose Facilities Revenue Bonds (Flight Safety
                              Project), VRDN, AMT, 4.01% due 6/01/2020 (i)                                                 17,895

                     3,250    Sarasota County, Florida, Public Hospital Board, CP, 3.42% due 8/01/2006                      3,250

                     1,400    Seminole County, Florida, School District, TAN, 4.25% due 9/13/2006                           1,403

                    13,090    Sunshine State Governmental Finance Commission, Florida, CP, 3.62% due 8/01/2006             13,090

                     1,545    Sunshine State Governmental Financing Commission, Florida, Revenue Bonds, VRDN, 3.95%
                              due 7/01/2016 (a)(i)                                                                          1,545

                     3,900    Tampa, Florida, Revenue Bonds (Volunteers of America Project), VRDN, 4.03% due
                              2/01/2025 (i)                                                                                 3,900

                     3,100    Tampa, Florida, Sports Authority Revenue Bonds, MSTR, VRDN, Series SGA-61, 4% due
                              1/01/2027 (g)(i)                                                                              3,100

                     7,210    Tampa-Hillsborough County, Florida, Expressway Authority, Revenue Refunding Bonds,
                              FLOATS, VRDN, Series K13, 4.01% due 7/01/2023 (a)(i)                                          7,210

                     1,000    Volusia County, Florida, HFA, M/F Housing Revenue Refunding Bonds (Fishermans Landing
                              Apartments), VRDN, 3.97% due 1/15/2032 (e)(i)                                                 1,000

                     1,400    Volusia County, Florida, School District, GO, Refunding, VRDN, 5% due 8/01/2006 (c)(i)        1,402

                              Total Investments (Cost - $326,789*) - 97.1%                                                326,789
                              Other Assets Less Liabilities - 2.9%                                                          9,753
                                                                                                                       ----------
                              Net Assets - 100.0%                                                                      $  336,542
                                                                                                                       ==========
  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) XL Capital Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Radian Insured.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) Freddie Mac Collateralized.

(k) Prerefunded.



Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Florida Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Florida Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -----------------------
	Donald C. Burke
        Chief Financial Officer
        CMA Florida Municipal Money Fund of
        CMA Multi-State Municipal Series Trust

Date:  August 23, 2006